Fees Summary	Aug. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000,000.00
Previously Paid Amount	30,710.29
Total Fee Amount	153,100.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The maximum aggregate offering price of this offering is $1,000,000,000.00, which is inclusive of the $200,589,713.32 remaining unsold from the prior prospectus supplement and accordingly represents an incremental maximum aggregate offering price of $799,410,286.68.
Net Fee	$ 122,389.71
Narrative - Max Aggregate Offering Price	$ 1,000,000,000.00
Final Prospectus	true